SCHEDULE OF WEIGHTED AVERAGE DILUTIVE COMMON SHARES (Details) - shares	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020	Jun. 30, 2021		Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	18,829,294,505		12,889,258	18,829,294,505		12,889,258	15,675,232,655		514,808,457
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	2,352,191,115		4,867,617	2,352,191,115		4,867,617	4,859,617		4,879,617
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	14,507,388,226		8,021,641	14,507,388,226		8,021,641	15,002,388,203		8,379,177
Unvested R S Us [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	1,173,917,974			1,173,917,974
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	795,797,190	[1]		795,797,190	[1]		436,307,132	[2]	501,549,663	[3]

[1]	As of June 30, 2021 all of the convertible notes had variable conversion prices and the shares issuable were estimated based on the market conditions. Pursuant to the note agreements, there were 51,504,015,462 shares of common stock reserved for future note conversions as of June 30, 2021.
[2]	As of December 31, 2020 all of the convertible notes had variable conversion prices and the shares issuable were estimated based on the market conditions. Pursuant to the note agreements, there were 52,292,375,355 shares of common stock reserved for future note conversions as of December 31, 2020.
[3]	As of December 31, 2019 many of the convertible notes had variable conversion prices and the shares issuable were estimated based on the market conditions. Pursuant to the note agreements, there were 225,023,100 shares of common stock reserved for future note conversions as of December 31, 2019.